FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cost method	$ 9,000,000		$ 9,000,000	$ 118,000,000
Fair value of investment held	$ 526,000,000		$ 526,000,000
Shares held in affiliate	25,661,448		25,661,448
Loss from downward adjustment to equity securities without readily determinable fair value, before tax	$ 1,207,000,000
Loss from downward adjustment to equity securities without readily determinable fair value, after tax	1,192,000,000
Gain from upward adjustment to equity securities without readily determinable fair value, before tax			$ 268,000,000
Gain from upward adjustment to equity securities without readily determinable fair value, after tax			265,000,000
Impairment of property, plant and equipment		$ 163,000,000
Nikola Corporation
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ownership percentage of investment held		7.00%
Cost method	$ 250,000,000		$ 250,000,000
Nikola Corporation
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares acquired per acquire share (in shares)		1.901
Share price (in dollars per share)	$ 20.48		$ 20.48
Agriculture
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Impairment of property, plant and equipment		$ 111,000,000
Construction
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Impairment of property, plant and equipment		45,000,000
Commercial and Specialty Vehicles
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Impairment of property, plant and equipment		$ 7,000,000
Foreign exchange derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	$ 7,700,000,000		$ 7,700,000,000	6,900,000,000
Interest rate derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	6,000,000,000.0		6,000,000,000.0	$ 5,500,000,000
Nominal amount of hedging instruments affected by reform of benchmark	$ 992,000,000		$ 992,000,000